Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 830	$ 802
Less: accumulated depreciation and amortization	(585)	(588)
Property and equipment, net	245	214
Depreciation expense	100	100
Processing and research equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	(1,000)	(985)
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	613	606
Office equipment and furniture
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	188	187
Computer hardware and software
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 1,029	$ 994